UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   605 Third Avenue
           --------------------------------------------------
           New York, NY  10158
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-476-9222
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Anthony Cimini               New York, NY              2/9/04
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    25
                                                -------------

Form 13F Information Table Value Total:              $347,712
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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
                                                 Form 13F INFORMATION TABLE

       COLUMN 1                     COLUMN 2         COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
--------------------------------- ---------------    --------   --------  -----------------  ----------   --------  ----------------
NAME OF ISSUER                    TITLE OF CLASS      CUSIP      VALUE    SHARES/ SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                                                               (X $1000)  PRN AMT PRN  CALL  DISCRETION   MANAGERS  SOLE SHARED NONE

ADVANCED MEDICAL OPTICS INC       COM                00763M108   11458     583100 SH          SOLE          X         X
AVIALL INC NEW                    COM                05366B102    1553     100100 SH          SOLE          X         X
BECTON DICKINSON & CO             COM                075887109   11351     275900 SH          SOLE          X         X
CHC HELICOPTER CORP               CL A SUB VTG       12541C203     693      27300 SH          SOLE          X         X
COMPUTER ASSOCIATES INTL INC      COM                204912109   23381     855200 SH          SOLE          X         X
DUN & BRADSTREET CORP DEL NE      COM                26483E100    5832     115000 SH          SOLE          X         X
FLAMEL TECHNOLOGIES SA            SPONSORED ADR      338488109   17892     667870 SH          SOLE          X         X
GAYLORD ENTERTAINMENT CO NEW      COM                367905106   19694     659766 SH          SOLE          X         X
GEN-PROBE INC                     COM                36866T103   25934     711100 SH          SOLE          X         X
INFORMATION HOLDINGS INC          COM                456727106   18544     839100 SH          SOLE          X         X
INTERACTIVE DATA CORP             COM                45840J107    3589     216700 SH          SOLE          X         X
MOORE WALLACE INC                 COM                615857109   19854    1060000 SH          SOLE          X         X
NOVEN PHARMACEUTICALS INC         COM                670009109   14583     958800 SH          SOLE          X         X
PENN NATIONAL GAMING INC          COM                707569109   13479     583000 SH          SOLE          X         X
PRECISION DRILLING CORP           COM                74022D100   17035     390000 SH          SOLE          X         X
R H DONNELLEY CORP                COM NEW            74955W307   20729     520300 SH          SOLE          X         X
SHIRE PHARMACEUTICALS GROUP PL    SPONSORED ADR      82481R106   30862    1062000 SH          SOLE          X         X
TYCO INTERNATIONAL LTD NEW        COM                902124106   25705     970000 SH          SOLE          X         X
UNILEVER PLC                      SPONSORED ADR NEW  904767704    7682     204300 SH          SOLE          X         X
UNILEVER N V                      N Y SHS NEW        904784709    3894      60000 SH          SOLE          X         X
VALEANT PHARMACEUTICALS INTL      COM                91911X104   17419     692600 SH          SOLE          X         X
VIASYS HEALTHCARE INC             COM NEW            92553Q209    3776     183296 SH          SOLE          X         X
WYNN RESORTS LTD                  COM                983134107   22968     820000 SH          SOLE          X         X
YELLOW ROADWAY CORPORATION        COM                985577105    5802     160418 SH          SOLE          X         X
TARO PHARMACEUTICAL               ORD                M8737E108    4005      62100 SH          SOLE          X         X

25 TOTAL DATA RECORDS                                           347712
